JPMorgan Ultra-Short Municipal Fund Average Annual Total Returns - A I Shares [Member]			12 Months Ended	60 Months Ended	103 Months Ended
		Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
BLOOMBERG US MUNICIPAL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.05%	0.99%	1.92%
BLOOMBERG 1 YEAR MUNICIPAL BOND INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			2.71%	1.39%	1.39%
Class A
Prospectus [Line Items]
Average Annual Return, Percent			0.77%	0.74%	0.86%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			3.30%	1.40%	1.33%
Performance Inception Date		May 31, 2016
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.30%	1.40%	1.32%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.21%	1.42%	1.33%

[1]	As a result of new regulatory requirements, the Fund's regulatory index has changed from the Bloomberg 1 Year Municipal Bond Index to the Bloomberg US Municipal Index.